UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02796)

Exact name of registrant as specified in charter:	Putnam High Yield Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2016

Date of reporting period:	November 30, 2015

Item 1. Schedule of Investments:

Putnam High Yield Trust

The fund's portfolio
11/30/15 (Unaudited)

CORPORATE BONDS AND NOTES (85.6%)(a)
		Principal amount	Value

Advertising and marketing services (0.5%)

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022		$1,815,000	$1,901,213

Lamar Media Corp. company guaranty sr. unsec. notes 5 3/8s, 2024		989,000	1,016,198

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 7/8s, 2025		1,340,000	1,378,525

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 5/8s, 2024		1,670,000	1,724,275

			6,020,211
Automotive (1.0%)

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023		3,000,000	3,063,750

FCA US, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021		4,800,000	5,173,440

Fiat Chryslet Automobiles NV sr. unsec. unsub. notes 5 1/4s, 2023 (United Kingdom)		610,000	603,900

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045		465,000	443,091

Navistar International Corp. sr. notes 8 1/4s, 2021		2,588,000	1,837,480

			11,121,661
Basic materials (9.9%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023		4,430,000	4,341,400

ArcelorMittal SA sr. unsec. bonds 10.85s, 2019 (France)		2,985,000	3,171,563

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)		1,765,000	1,385,525

ArcelorMittal SA sr. unsec. unsub. notes 8s, 2039 (France)		720,000	543,694

Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2023		2,680,000	2,793,900

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes 9 3/4s, 2023		2,085,000	2,272,650

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020		2,719,000	2,814,165

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10 3/4s, 2023		2,520,000	2,583,000

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)		2,785,000	2,952,100

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)		1,595,000	1,709,043

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)		1,205,000	1,108,600

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)		1,480,000	1,491,100

Cemex SAB de CV 144A company guaranty sr. notes 6 1/8s, 2025 (Mexico)		550,000	504,460

Cemex SAB de CV 144A company guaranty sr. notes 5.7s, 2025 (Mexico)		1,520,000	1,350,900

Chemours Co. (The) 144A sr. unsec. notes 7s, 2025		890,000	665,275

Chemours Co. (The) 144A sr. unsec. notes 6 5/8s, 2023		1,325,000	997,063

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024		3,065,000	2,973,050

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)		4,150,000	3,838,750

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021		1,780,000	1,762,200

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7 1/4s, 2022 (Canada)		1,654,000	1,021,345

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)		1,890,000	1,195,425

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)		1,554,000	1,006,215

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020		2,326,000	2,453,930

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020		1,911,000	2,159,430

HD Supply, Inc. 144A company guaranty sr. notes 5 1/4s, 2021		1,710,000	1,776,263

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)		4,639,000	3,548,835

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020		2,660,000	2,500,400

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022		1,980,000	1,831,500

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018		1,220,000	828,868

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		2,550,000	2,652,000

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)		2,231,000	2,320,240

Momentive Performance Materials, Inc. escrow company guaranty sr. notes 8 7/8s, 2020(F)		3,440,000	34

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)		1,405,000	1,306,650

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)		1,060,000	902,325

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s, 2023 (Canada)		3,035,000	3,027,413

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020		5,045,000	4,906,263

Pactiv, LLC sr. unsec. unsub. notes 7.95s, 2025		1,385,000	1,315,750

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)		3,525,000	3,551,438

PQ Corp. 144A sr. notes 8 3/4s, 2018		1,380,000	1,366,200

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017		3,169,000	2,669,502

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033		2,177,000	2,242,310

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025		615,000	641,138

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020		800,000	888,000

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023		980,000	1,014,300

Sealed Air Corp. 144A sr. unsec. notes 5 1/8s, 2024		750,000	766,875

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)		2,273,000	2,767,378

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022		3,670,000	3,715,875

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024		855,000	816,525

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023		1,150,000	1,104,000

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021		3,550,000	3,199,438

Univar, Inc. 144A sr. unsec. notes 6 3/4s, 2023		680,000	657,050

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021		485,000	508,038

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025		1,975,000	2,021,906

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023		3,911,000	3,656,785

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024		2,860,000	2,910,050

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021		1,980,000	1,994,850

			110,502,982
Broadcasting (2.9%)

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020		1,865,000	1,809,050

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022		2,585,000	2,552,688

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019		1,392,000	438,480

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020		3,605,000	3,740,188

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019		3,240,000	2,349,000

LIN Television Corp. company guaranty sr. unsec. notes 6 3/8s, 2021		1,025,000	1,073,688

Media General Financing Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2022		1,225,000	1,228,063

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021		3,003,000	3,108,105

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024		2,755,000	2,693,013

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024		2,430,000	2,512,013

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020		1,360,000	1,424,600

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020		1,360,000	1,411,000

TEGNA, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021		1,520,000	1,527,600

Townsquare Media, Inc. 144A sr. unsec. notes 6 1/2s, 2023		740,000	697,450

Tribune Media Co. 144A company guaranty sr. unsec. notes 5 7/8s, 2022		2,875,000	2,875,000

Univision Communications, Inc. 144A company guaranty sr. notes 5 1/8s, 2025		1,524,000	1,472,565

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021		905,000	941,200

			31,853,703
Building materials (0.7%)

Building Materials Corp. of America 144A sr. unsec. notes 5 3/8s, 2024		2,305,000	2,322,288

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023		2,458,000	2,568,610

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021		2,507,000	2,594,745

Owens Corning company guaranty sr. unsec. notes 9s, 2019		40,000	46,724

			7,532,367
Cable television (4.6%)

Altice SA 144A company guaranty sr. notes 7 3/4s, 2022 (Luxembourg)		3,995,000	3,725,338

Altice SA 144A company guaranty sr. unsec. notes 7 5/8s, 2025 (Luxembourg)		2,635,000	2,293,109

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017		737,000	777,535

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018		903,000	939,120

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021		952,000	992,460

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022		3,328,000	3,336,320

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023		3,220,000	3,183,775

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022		1,585,000	1,672,983

CCOH Safari, LLC 144A sr. unsec. notes 5 3/4s, 2026		1,285,000	1,291,425

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021		2,830,000	2,614,213

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021		2,100,000	1,939,875

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024		1,500,000	1,271,250

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021		750,000	706,875

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024		1,750,000	1,566,250

Neptune Finco Corp. 144A sr. unsec. unsub. notes 10 7/8s, 2025		1,670,000	1,766,025

Neptune Finco Corp. 144A sr. unsec. unsub. notes 10 1/8s, 2023		1,665,000	1,739,925

Numericable-SFR 144A sr. bonds 5 5/8s, 2024 (France)	EUR	410,000	447,264

Numericable-SFR SAS 144A sr. bonds 6 1/4s, 2024 (France)		$3,440,000	3,371,200

Numericable-SFR SAS 144A sr. notes 6s, 2022 (France)		4,070,000	4,019,125

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)		1,420,000	1,432,425

Unitymedia GmbH 144A company guaranty sr. unsec. notes 6 1/8s, 2025 (Germany)		1,920,000	1,948,992

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)		2,930,000	2,948,313

Virgin Media Finance PLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (United Kingdom)		1,265,000	1,290,300

Virgin Media Secured Finance PLC 144A sr. notes 5 3/8s, 2021 (United Kingdom)		958,500	987,255

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019		4,789,000	4,585,468

			50,846,820
Capital goods (7.7%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020		6,093,000	6,306,255

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019		1,798,000	1,991,285

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021		1,630,000	1,703,350

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2024		3,035,000	2,974,300

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2022		947,000	957,654

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)		2,010,000	2,050,200

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022		605,000	589,875

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024		2,749,000	2,563,443

Berry Plastics Corp. company guaranty unsub. notes 5 1/8s, 2023		834,000	811,065

Berry Plastics Corp. 144A company guaranty notes 6s, 2022		865,000	893,113

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)		1,215,000	1,074,516

Bombardier, Inc. 144A unsec. notes 5 1/2s, 2018 (Canada)		290,000	274,775

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020		3,647,000	3,966,113

Crown Cork & Seal Co., Inc. sr. unsec. bonds 7 3/8s, 2026		1,465,000	1,596,850

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)		1,277,000	1,318,503

Gates Global, LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022		5,215,000	3,885,175

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021		1,110,000	1,134,975

KLX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		3,920,000	3,790,150

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)		3,362,000	4,529,512

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 8 1/2s, 2020		1,750,000	1,820,000

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022		4,786,000	5,001,370

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023		2,415,000	2,040,675

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022		3,460,000	3,537,850

Omega US Sub, LLC 144A sr. unsec. notes 8 3/4s, 2023		3,930,000	3,635,250

Oshkosh Corp. company guaranty sr. sub. unsec. notes 5 3/8s, 2025		1,240,000	1,233,800

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022		3,130,000	3,161,300

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018		2,265,000	2,361,263

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019		779,000	811,134

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)		920,000	922,300

Schaeffler Holding Finance BV 144A company guaranty sr. notes 6 7/8s, 2018 (Netherlands)(PIK)		3,740,000	3,856,875

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024		1,538,000	1,576,450

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021		3,437,000	3,351,591

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021		860,000	900,850

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2024		3,546,000	3,492,810

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020		1,305,000	1,288,883

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2025		3,175,000	3,066,860

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2022		1,630,000	1,599,438

			86,069,808
Commercial and consumer services (0.3%)

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)		510,000	453,900

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023		2,675,000	2,675,000

			3,128,900
Consumer (0.4%)

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018		1,725,000	1,466,250

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022		140,000	149,800

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020		175,000	187,250

Spectrum Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2025		1,390,000	1,433,438

Spectrum Brands, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2024		1,350,000	1,407,375

			4,644,113
Consumer staples (5.7%)

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024		2,830,000	2,886,600

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022		2,345,000	2,450,525

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022		1,000,000	982,500

BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)		990,000	999,900

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)		3,850,000	3,994,375

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019		4,505,000	4,088,288

CEC Entertainment, Inc. company guaranty sr. unsec. notes 8s, 2022		3,305,000	3,172,800

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021		5,374,000	4,218,590

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023		675,000	679,219

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022		2,576,000	2,859,360

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)		3,555,000	3,372,806

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)		545,000	530,013

Dean Foods Co. 144A sr. unsec. notes 6 1/2s, 2023		2,560,000	2,646,400

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021		2,860,000	1,959,100

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)		1,845,000	1,757,363

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)		120,000	125,700

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)		1,589,000	1,652,560

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)		685,000	712,400

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018		735,000	748,781

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020		5,405,000	5,736,056

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025		1,160,000	1,142,600

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021		2,015,000	1,946,994

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021		3,940,000	3,900,600

Rite Aid Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2023		2,726,000	2,889,560

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022		902,000	969,650

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024		2,700,000	2,728,674

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 1/2s, 2025		1,770,000	1,767,788

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)		2,385,000	1,776,825

WhiteWave Foods Co. (The) company guaranty sr. unsec. unsub. notes 5 3/8s, 2022		1,150,000	1,223,313

			63,919,340
Energy (7.8%)

Antero Resources Corp. company guaranty sr. unsec. notes 5 1/8s, 2022		2,235,000	2,033,850

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023		1,545,000	1,432,988

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021		2,365,000	2,175,800

Archrock Partners, LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2022		4,158,000	3,534,300

Archrock Partners, LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2021		415,000	358,975

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)		2,492,000	2,037,210

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)		255,000	212,288

California Resources Corp. company guaranty sr. unsec. notes 6s, 2024		5,250,000	3,150,000

California Resources Corp. company guaranty sr. unsec. notes 5s, 2020		1,445,000	921,188

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021		2,970,000	712,800

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)		2,254,500	1,082,160

Chesapeake Energy Corp. company guaranty sr. unsec. notes 6 7/8s, 2020		1,180,000	548,700

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023		1,555,000	660,875

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022		1,345,000	569,103

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021		570,000	242,250

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019		3,145,000	1,320,900

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022		1,955,000	1,989,213

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		3,545,000	3,438,650

CONSOL Energy, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		1,790,000	1,172,450

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021		1,280,000	812,800

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022		873,000	541,260

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018		1,689,000	498,255

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022		1,160,000	939,600

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023		570,000	461,700

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023		1,390,000	1,264,900

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020		45,000	14,175

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021		6,110,000	1,863,550

Halcon Resources Corp. 144A company guaranty notes 8 5/8s, 2020		1,240,000	954,800

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020		1,431,000	1,473,930

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024		1,980,000	1,780,772

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021		2,088,000	605,520

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022		2,435,000	2,374,125

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)		2,338,000	607,880

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021		1,935,000	366,450

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019		839,000	200,311

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty notes 12s, 2020		2,728,000	1,677,720

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)		699,000	38

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)		2,825,000	861,625

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022		3,240,000	3,159,000

Newfield Exploration Co. sr. unsec. unsub. notes 5 5/8s, 2024		1,130,000	1,065,025

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026		1,390,000	1,268,375

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023		1,130,000	966,150

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 1/2s, 2021		540,000	453,600

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022		4,445,000	3,811,588

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)		1,239,000	346,920

Paragon Offshore PLC 144A company guaranty sr. unsec. notes 6 3/4s, 2022		2,635,000	480,888

Paragon Offshore PLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2024		3,075,000	561,188

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. notes 5 5/8s, 2022		1,390,000	1,167,600

Rose Rock Midstream LP/Rose Rock Finance Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023		1,400,000	1,155,000

Sabine Pass Liquefaction, LLC company guaranty sr. notes 5 5/8s, 2023		1,350,000	1,245,375

Sabine Pass Liquefaction, LLC sr. notes 6 1/4s, 2022		1,385,000	1,331,331

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016		1,908,000	1,946,160

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020		1,060,000	1,054,700

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020 (In default)(NON)		4,125,000	10,313

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s, 2020		2,760,000	1,048,800

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6 3/4s, 2023 (Canada)		2,300,000	2,029,750

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)		1,470,000	1,414,875

Seventy Seven Energy, Inc. sr. unsec. notes 6 1/2s, 2022		1,280,000	206,400

SM Energy Co. sr. unsec. notes 6 1/2s, 2021		1,255,000	1,220,488

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023		435,000	417,600

Tervita Corp. 144A company guaranty sr. notes 9s, 2018 (Canada)	CAD	1,400,000	691,902

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)		$665,000	306,731

Triangle USA Petroleum Corp. 144A sr. unsec. notes 6 3/4s, 2022		1,190,000	499,800

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021		2,657,000	2,072,460

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021		5,660,000	5,235,500

Williams Cos., Inc. (The) notes 7 3/4s, 2031		438,000	406,527

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021		639,000	648,140

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		1,986,000	1,980,995

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023		2,355,000	2,072,400

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022		1,730,000	1,466,175

			86,634,867
Entertainment (1.8%)

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022		1,760,000	1,826,000

AMC Entertainment, Inc. 144A sr. unsec. notes 5 3/4s, 2025		1,415,000	1,425,613

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 3/8s, 2024		645,000	654,675

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022		1,846,000	1,846,000

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023		1,179,000	1,155,420

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021		75,000	78,750

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 7/8s, 2020		2,805,000	2,875,125

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018		955,000	980,069

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2025		770,000	746,900

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023		2,170,000	2,175,425

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022		1,492,000	1,514,380

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021		5,059,000	5,178,898

			20,457,255
Financials (8.9%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022		3,705,000	3,667,950

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031		5,627,000	6,710,198

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025		1,260,000	1,268,663

American International Group, Inc. jr. sub. FRB 8.175s, 2058		2,072,000	2,727,270

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9s, perpetual maturity (Spain)		1,200,000	1,287,000

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity		1,010,000	1,015,050

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025		495,000	504,182

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023		363,000	365,482

CIT Group, Inc. sr. unsec. notes 5s, 2023		1,435,000	1,456,525

CIT Group, Inc. sr. unsec. notes 5s, 2022		1,090,000	1,113,163

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020		2,460,000	2,595,300

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018		150,000	159,938

Citigroup, Inc. jr. unsec. sub. FRN Ser. Q, 5.95s, perpetual maturity		645,000	639,598

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020		2,780,000	1,251,000

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025		1,255,000	1,276,963

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020		1,325,000	1,351,500

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019		1,726,000	362,460

Credit Acceptance Corp. company guaranty sr. unsec. bonds 6 1/8s, 2021		2,115,000	2,077,988

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2023		1,060,000	1,070,600

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6 1/4s, perpetual maturity (Switzerland)		525,000	523,688

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020		2,555,000	1,673,525

Dresdner Funding Trust I 144A bonds 8.151s, 2031		2,092,000	2,570,545

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022		1,020,000	1,078,650

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023		2,150,000	2,203,750

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB 6.15s, 2066		1,016,000	386,080

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. notes 8 1/8s, 2019(PIK)		705,000	676,800

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021		4,028,000	3,866,880

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020		2,183,000	2,245,761

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022		1,902,000	1,931,728

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037		830,000	971,100

Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13s, perpetual maturity (United Kingdom)	GBP	1,605,000	4,193,996

Lloyds Banking Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)		$343,000	369,068

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)		1,440,000	1,495,800

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020		1,380,000	1,338,600

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021		2,940,000	2,660,700

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022		2,340,000	2,444,832

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2019		1,892,000	1,702,800

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019		1,180,000	1,236,050

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021		2,337,000	2,389,583

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021		2,000,000	1,810,000

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021		3,366,000	3,239,775

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN Ser. U, 7.64s, perpetual maturity (United Kingdom)		100,000	104,750

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8s, perpetual maturity (United Kingdom)		1,055,000	1,112,780

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648s, perpetual maturity (United Kingdom)		6,390,000	7,955,550

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)		1,905,000	1,984,439

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes Ser. MTN, 6.9s, 2017		1,670,000	1,740,975

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019		940,000	923,447

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021		835,000	885,100

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020		615,000	611,544

Stearns Holdings, Inc. 144A company guaranty sr. notes 9 3/8s, 2020		1,698,000	1,681,020

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018		1,919,000	1,477,630

Tri Pointe Holdings, Inc. sr. unsec. notes 5 7/8s, 2024		2,948,000	2,925,890

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021		2,220,000	2,175,600

Walter Investment Management Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2021		2,110,000	1,666,900

Wayne Merger Sub, LLC 144A sr. unsec. notes 8 1/4s, 2023		1,739,000	1,708,220

			98,864,386
Gaming and lottery (2.9%)

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2023		2,470,000	2,584,238

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019		2,050,000	2,155,063

Eldorado Resorts, Inc. 144A sr. unsec. notes 7s, 2023		2,475,000	2,485,828

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)	CAD	4,139,000	3,130,323

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021		$1,765,000	1,840,013

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021		3,500,000	3,482,500

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019		1,097,000	1,149,108

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018		6,261,000	6,605,355

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018		740,000	588,300

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022		7,114,000	5,477,780

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020		675,000	396,563

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022		1,935,000	1,867,275

			31,762,346
Health care (7.7%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021		3,145,000	3,239,350

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 5 1/8s, 2022		1,675,000	1,641,500

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2023		2,910,000	2,422,575

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)		338,000	340,113

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022		2,415,000	2,357,644

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021		1,170,000	1,181,700

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018		865,000	882,300

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022		535,000	517,613

Concordia Healthcare Corp. 144A company guaranty sr. unsec. notes 7s, 2023 (Canada)		2,755,000	2,383,075

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)		2,131,000	2,157,638

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022		3,825,000	3,126,938

DPx Holdings BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)		2,280,000	2,302,800

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022		4,079,000	3,895,445

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2023		1,298,000	1,233,100

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6s, 2025 (Ireland)		1,535,000	1,458,250

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6s, 2023 (Ireland)		1,195,000	1,153,175

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2022		2,685,000	2,715,206

HCA, Inc. company guaranty sr. unsec. bonds 5 3/8s, 2025		690,000	677,925

HCA, Inc. sr. notes 6 1/2s, 2020		4,955,000	5,475,275

HCA, Inc. sr. unsec. notes 7 1/2s, 2022		705,000	790,481

Horizon Pharma Financing, Inc. 144A sr. unsec. notes 6 5/8s, 2023		790,000	679,400

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023		2,605,000	2,500,800

JLL/Delta Dutch Pledgeco BV 144A sr. unsec. notes 8 3/4s, 2020 (Netherlands)(PIK)		1,765,000	1,762,794

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018		3,215,000	3,118,550

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)		2,050,000	1,752,750

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2022		1,605,000	1,613,025

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)		2,145,000	2,168,295

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024		4,800,000	5,028,000

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2022		2,554,000	2,672,123

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6 1/2s, 2023		1,300,000	1,301,625

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021		2,985,000	2,947,688

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018		1,080,000	1,142,100

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020		2,520,000	2,677,500

Tenet Healthcare Corp. 144A company guaranty sr. FRN 3.837s, 2020		2,920,000	2,879,850

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 7s, 2020		410,000	381,300

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020		430,000	393,988

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021		925,000	807,063

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023		1,100,000	943,250

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 6 1/8s, 2025		2,100,000	1,816,500

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 5 7/8s, 2023		2,345,000	2,028,425

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 5 3/8s, 2020		2,250,000	2,013,750

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020		4,630,000	4,813,302

			85,394,181
Homebuilding (2.7%)

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5 3/4s, 2023		720,000	729,900

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)		3,240,000	3,142,800

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)		815,000	766,100

CalAtlantic Group, Inc. company guaranty sr. unsec. notes 5 7/8s, 2024		1,230,000	1,285,350

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2021		2,948,000	3,161,730

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021		5,710,000	5,838,475

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022		1,711,000	1,706,723

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019		1,300,000	1,335,750

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018		2,240,000	2,298,800

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)		3,336,000	3,244,260

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032		2,084,000	2,396,600

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024		1,535,000	1,479,356

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021		650,000	651,625

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2023		1,790,000	1,778,813

			29,816,282
Lodging/Tourism (0.8%)

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020		3,195,000	3,202,988

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019		569,000	646,942

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021		990,000	1,034,550

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021		4,607,000	4,330,580

			9,215,060
Media (0.3%)

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)		3,225,000	3,281,438

			3,281,438
Regional Bells (0.6%)

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021		1,605,000	1,374,281

Frontier Communications Corp. 144A sr. unsec. notes 11s, 2025		1,893,000	1,855,140

Frontier Communications Corp. 144A sr. unsec. notes 10 1/2s, 2022		2,555,000	2,532,644

Frontier Communications Corp. 144A sr. unsec. notes 8 7/8s, 2020		785,000	786,963

			6,549,028
Retail (2.2%)

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017		2,434,000	1,460,400

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021		1,941,000	553,185

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 3/4s, 2023		870,000	902,625

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 1/4s, 2020		605,000	626,175

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019		1,545,000	1,475,475

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020		420,000	361,200

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)		1,815,000	1,252,350

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019		3,805,000	3,158,150

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021		215,000	241,069

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022		1,470,000	1,563,713

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028		1,996,000	1,921,150

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)		4,415,000	3,929,350

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8s, 2021		2,355,000	2,101,838

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022		2,490,000	2,570,925

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024		1,860,000	1,883,250

			24,000,855
Technology (4.2%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020		2,315,000	2,413,388

Alcatel-Lucent USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2020		1,937,000	2,053,220

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021		2,796,000	922,680

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019		6,075,000	4,784,063

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025		1,711,000	1,638,283

First Data Corp. 144A company guaranty notes 8 1/4s, 2021		1,866,000	1,949,970

First Data Corp. 144A company guaranty sr. unsec. notes 7s, 2023		3,915,000	3,949,256

First Data Corp. 144A notes 5 3/4s, 2024		2,590,000	2,590,000

First Data Corp. 144A sr. notes 5 3/8s, 2023		2,095,000	2,135,601

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021		715,000	739,131

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022		2,329,000	2,485,020

Infor US, Inc. 144A sr. notes 5 3/4s, 2020		734,000	735,835

Infor US, Inc. 144A sr. unsec. notes 6 1/2s, 2022		4,375,000	3,882,813

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023(R)		2,400,000	2,518,512

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6s, 2020(R)		915,000	959,835

Micron Technology, Inc. sr. unsec. bonds 5 7/8s, 2022		2,195,000	2,207,577

Micron Technology, Inc. 144A sr. unsec. notes 5 1/4s, 2023		1,645,000	1,546,300

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023		3,135,000	3,189,863

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)		1,680,000	1,671,600

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019		820,000	508,400

Zebra Technologies Corp. sr. unsec. unsub. bonds 7 1/4s, 2022		3,565,000	3,814,550

			46,695,897
Telecommunications (4.2%)

Altice Financing SA 144A company guaranty sr. notes 6 5/8s, 2023 (Luxembourg)		980,000	970,200

Altice Financing SA 144A company guaranty sr.notes 7 7/8s, 2019 (Luxembourg)		900,000	934,875

Altice Finco SA 144A company guaranty sr. unsec. unsub. notes 7 5/8s, 2025 (Luxembourg)		1,100,000	1,017,610

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)		3,355,000	3,476,619

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)		580,000	590,150

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)		2,340,000	2,032,875

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2023 (Jamaica)		3,785,000	3,378,113

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)		1,111,000	922,130

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)		2,018,000	756,750

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)		2,919,000	1,138,410

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022		1,925,000	1,944,250

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021		965,000	1,011,330

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022		1,275,000	1,283,613

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2024		1,005,000	1,006,256

Qwest Corp. sr. unsec. notes 6 3/4s, 2021		212,000	222,316

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		2,436,000	2,603,205

SBA Communications Corp. sr. sub. unsec. notes 4 7/8s, 2022		1,642,000	1,631,738

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020		210,000	219,192

Sprint Capital Corp. company guaranty 6 7/8s, 2028		5,247,000	3,777,840

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020		1,325,000	1,096,438

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018		2,086,000	2,252,880

Sprint Corp. company guaranty sr. unsec. notes 7 7/8s, 2023		7,240,000	5,828,200

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021		4,075,000	3,300,750

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022		4,385,000	3,979,388

Wind Acquisition Finance SA 144A company guaranty sr. unsec. bonds 7 3/8s, 2021 (Luxembourg)		1,405,000	1,355,825

			46,730,953
Telephone (1.6%)

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023		480,000	455,712

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020		540,000	535,275

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023		145,000	148,625

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021		2,015,000	2,085,525

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023		1,554,000	1,592,850

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2025		4,140,000	4,119,300

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021		1,444,000	1,480,100

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		2,353,000	2,391,236

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023		405,000	407,025

Windstream Services, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2021		2,417,000	1,927,558

Windstream Services, LLC company guaranty sr. unsec. unsub. notes 6 3/8s, 2023		4,079,000	3,028,658

			18,171,864
Tire and rubber (0.2%)

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022		2,661,000	2,614,433

			2,614,433
Transportation (0.8%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023		3,445,000	3,109,113

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023		5,382,000	5,355,090

			8,464,203
Utilities and power (5.2%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020		1,291,000	1,429,783

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025		4,505,000	4,031,975

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021		2,965,000	3,053,950

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023		950,000	852,625

Calpine Corp. sr. unsec. notes 5 3/4s, 2025		5,635,000	5,275,718

Calpine Corp. 144A company guaranty sr. notes 6s, 2022		900,000	936,000

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024		550,000	566,500

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037		3,492,000	3,296,451

DPL, Inc. sr. unsec. notes 6 1/2s, 2016		527,000	536,223

Dynegy, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022		225,000	216,887

Dynegy, Inc. company guaranty sr. unsec. notes 6 3/4s, 2019		4,379,000	4,277,758

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7 5/8s, 2024		150,000	142,500

El Paso Natural Gas Co., LLC sr. unsec. debs. 8 5/8s, 2022		1,597,000	1,860,264

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)		2,519,128	2,686,020

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020		1,785,000	1,865,325

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 6 3/8s, 2023		1,045,000	799,425

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022		695,000	545,575

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020		4,900,000	4,165,000

GenOn Americas Generation, LLC sr. unsec. notes 9 1/8s, 2031		1,285,000	995,875

GenOn Americas Generation, LLC sr. unsec. notes 8 1/2s, 2021		3,241,000	2,754,850

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020		765,000	646,425

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018		610,000	539,850

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021		5,521,000	5,507,198

NRG Energy, Inc. company guaranty sr. unsec. notes 7 5/8s, 2018		260,000	270,400

NRG Yield Operating, LLC company guaranty sr. unsec. notes 5 3/8s, 2024		1,310,000	1,191,471

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021		200,000	206,000

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		2,840,000	2,855,183

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		1,720,000	1,632,925

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5s, 2022		1,260,000	1,205,012

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023		1,177,000	1,065,976

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022		2,385,000	2,277,675

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)		1,345,000	467,388

			58,154,207

Total corporate bonds and notes (cost $1,043,003,851)			$952,447,160

SENIOR LOANS (5.0%)(a)(c)
		Principal amount	Value

Basic materials (0.1%)

Builders FirstSource, Inc. bank term loan FRN Ser. B, 6s, 2022		$1,600,000	$1,574,000

			1,574,000
Communication services (0.1%)

Asurion, LLC bank term loan FRN 8 1/2s, 2021		1,865,000	1,632,459

			1,632,459
Consumer cyclicals (3.5%)

Academy, Ltd. bank term loan FRN Ser. B, 5s, 2022		3,148,636	2,988,582

American Tire Distributors , Inc. bank term loan FRN 5 1/4s, 2021		606,950	603,157

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11s, 2017		5,210,117	4,683,677

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 11 1/2s, 2017		1,029,825	872,777

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021		3,688,313	3,258,008

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020		2,440,201	2,360,895

DBP Holding Corp. bank term loan FRN Ser. B, 5 1/4s, 2019		925,000	770,525

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019		2,313,261	1,554,703

iHeartCommunications, Inc. bank term loan FRN Ser. D, 6.938s, 2019		2,546,000	1,843,304

J Crew Group, Inc. bank term loan FRN Ser. B, 4s, 2021		3,047,266	1,911,209

JC Penney Corp., Inc. bank term loan FRN 5s, 2019		4,353,147	4,324,582

Jeld-Wen, Inc. bank term loan FRN 4s, 2021		1,530,000	1,523,785

Jeld-Wen, Inc. bank term loan FRN Ser. B, 4 3/4s, 2022		1,890,000	1,882,323

Navistar, Inc. bank term loan FRN Ser. B, 6 1/2s, 2020		2,650,000	2,413,707

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020		1,005,504	939,769

ROC Finance, LLC bank term loan FRN 5s, 2019		2,314,386	2,163,951

Talbots, Inc. (The) bank term loan FRN 9 1/2s, 2021		1,565,000	1,494,575

Talbots, Inc. (The) bank term loan FRN 5 1/2s, 2020		1,591,919	1,524,263

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019		1,300,336	1,267,828

			38,381,620
Consumer staples (0.3%)

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021		1,876,425	1,770,876

Del Monte Foods, Inc. bank term loan FRN 8 1/4s, 2021		1,440,000	1,274,400

			3,045,276
Energy (0.1%)

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020		3,046,887	925,492

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5 3/4s, 2019 (Cayman Islands)		853,125	236,032

			1,161,524
Financials (—%)

iStar, Inc. bank term loan FRN Ser. A2, 7s, 2017(R)		433,757	433,757

			433,757
Health care (0.3%)

AMAG Pharmaceuticals, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021		975,000	916,500

Concordia Healthcare Corp. bank term loan FRN Ser. B, 5 1/4s, 2021 (Canada)		2,195,000	2,089,366

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021 (Netherlands)		824,492	803,055

			3,808,921
Technology (0.2%)

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020		2,591,417	1,954,361

			1,954,361
Transportation (0.2%)

Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, 4 1/2s, 2022		2,339,138	2,285,531

			2,285,531
Utilities and power (0.2%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.676s, 2017		4,891,407	1,655,438

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.676s, 2017		50,201	16,990

			1,672,428

Total senior loans (cost $66,475,865)			$55,949,877

COMMON STOCKS (1.5%)(a)
		Shares	Value

Ally Financial, Inc.(NON)		113,880	$2,273,045

Berry Plastics Group, Inc.(NON)		53,990	1,963,076

CIT Group, Inc.		35,508	1,525,424

Connacher Oil and Gas, Ltd. (Canada)(NON)		52,324	12,427

DISH Network Corp. Class A(NON)		28,200	1,768,422

Eldorado Resorts, Inc.(NON)		87,925	851,993

EP Energy Corp. Class A(NON)		116,332	658,439

General Motors Co.		31,956	1,156,807

Hilton Worldwide Holdings, Inc.		42,995	998,344

Live Nation Entertainment, Inc.(NON)		65,275	1,657,332

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)		87,188	872

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)		87,188	872

Penn National Gaming, Inc.(NON)		122,145	1,948,213

Seventy Seven Energy, Inc.(NON)		60,780	67,466

Spectrum Brands Holdings, Inc.		13,280	1,257,749

Tribune Media Co. Class 1C(F)		297,958	74,489

Total common stocks (cost $19,670,214)			$16,214,970

CONVERTIBLE PREFERRED STOCKS (1.1%)(a)
		Shares	Value

Allergan PLC Ser. A, 5.50% cv. pfd.		2,467	$2,583,738

American Tower Corp. $5.50 cv. pfd.(R)		23,000	2,366,125

Crown Castle International Corp. Ser. A, $4.50 cv. pfd.(R)		14,630	1,559,997

EPR Properties Ser. C, $1.438 cv. pfd.(R)		75,313	1,745,145

T-Mobile US, Inc. Ser. A, $2.75 cv. pfd.		40,485	2,513,309

Tyson Foods, Inc. $2.375 cv. pfd.		29,624	1,700,418

Total convertible preferred stocks (cost $11,701,593)			$12,468,732

CONVERTIBLE BONDS AND NOTES (0.5%)(a)
		Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)		$1,377,000	$1,618,836

Jazz Technologies, Inc. cv. company guaranty sr. unsec. bonds 8s, 2018		1,132,000	1,908,835

Navistar International Corp. cv. sr. unsec. sub. bonds 4 1/2s, 2018		736,000	537,280

ON Semiconductor Corp. 144A cv. company guaranty sr. unsec. unsub. notes 1s, 2020		1,668,000	1,615,875

Total convertible bonds and notes (cost $4,806,307)			$5,680,826

PREFERRED STOCKS (0.3%)(a)
		Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.		1,981	$1,990,905

M/I Homes, Inc. Ser. A, $2.438 pfd.		53,597	1,355,468

Total preferred stocks (cost $2,730,148)			$3,346,373

SHORT-TERM INVESTMENTS (4.6%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 0.16%(AFF)	Shares	49,866,304	$49,866,304

U.S. Treasury Bills 0.16%, February 11, 2016(SEGCCS)		$145,000	144,954

U.S. Treasury Bills 0.06%, January 7, 2016(SEGCCS)		757,000	756,955

U.S. Treasury Bills 0.04%, December 10, 2015(SEGCCS)		133,000	132,999

Total short-term investments (cost $50,901,212)			$50,901,212

TOTAL INVESTMENTS

Total investments (cost $1,199,289,190)(b)			$1,097,009,150

FORWARD CURRENCY CONTRACTS at 11/30/15 (aggregate face value $11,439,914) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Canadian Dollar	Sell	1/20/16	$41,933	$42,276	$343
Credit Suisse International
	British Pound	Buy	12/16/15	797,491	810,465	(12,974)
Goldman Sachs International
	Euro	Sell	12/16/15	482,174	540,997	58,823
HSBC Bank USA, National Association
	Canadian Dollar	Sell	1/20/16	471,446	476,872	5,426
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	1/20/16	1,350,165	1,362,136	11,971
	Euro	Buy	12/16/15	572,647	613,710	(41,063)
	Euro	Sell	12/16/15	572,647	574,592	1,945
State Street Bank and Trust Co.
	Canadian Dollar	Sell	1/20/16	2,132,290	2,151,357	19,067
UBS AG
	British Pound	Sell	12/16/15	4,342,748	4,413,260	70,512
	Euro	Buy	12/16/15	218,891	219,630	(739)
	Euro	Sell	12/16/15	218,891	234,619	15,728

Total						$129,039

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/15 (Unaudited)

		Upfront			Payments
		premium		Termi-	received	Unrealized
		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

NA HY Series 25 Index	B+/P	$(442,710)	$15,000,000	12/20/20	500 bp	$(56,995)

Total		$(442,710)	$(56,995)

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
MTN	Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2015 through November 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,112,490,904.
(b)	The aggregate identified cost on a tax basis is $1,199,513,848, resulting in gross unrealized appreciation and depreciation of $18,022,332 and $120,527,030, respectively, or net unrealized depreciation of $102,504,698.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$42,679,199	$116,645,348	$109,458,243	$24,068	$49,866,304
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $15,039,204 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $40,121 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$1,963,076	$—	$—
Communication services	1,768,422	—	—
Consumer cyclicals	6,612,689	—	74,489
Consumer staples	1,257,749	—	—
Energy	738,332	—	1,744
Financials	3,798,469	—	—
Total common stocks	16,138,737	—	76,233
Convertible bonds and notes	$—	$5,680,826	$—
Convertible preferred stocks	—	12,468,732	—
Corporate bonds and notes	—	952,447,088	72
Preferred stocks	—	3,346,373	—
Senior loans	—	55,949,877	—
Short-term investments	49,866,304	1,034,908	—

Totals by level	$66,005,041	$1,030,927,804	$76,305

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$129,039	$—
Credit default contracts	—	385,715	—

Totals by level	$—	$514,754	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$385,715	$—
Foreign exchange contracts	183,815	54,776

Total	$569,530	$54,776

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$12,600,000
Centrally cleared credit default contracts (notional)		$11,300,000
Warrants (number of warrants)		5,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Capital Inc. (clearing broker)	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared credit default contracts§	—	12,933	—	—	—	—	—	—	—	12,933
	Forward currency contracts#	$343	—	$—	$58,823	$5,426	$13,916	$19,067	$86,240	$—	183,815

	Total Assets	$343	$12,933	$—	$58,823	$5,426	$13,916	$19,067	$86,240	$—	$196,748

	Liabilities:
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	—	—	12,974	—	—	41,063	—	739	—	54,776

	Total Liabilities	$—	$—	$12,974	$—	$—	$41,063	$—	$739	$—	$54,776

	Total Financial and Derivative Net Assets	$343	$12,933	$(12,974)	$58,823	$5,426	$(27,147)	$19,067	$85,501	$—	$141,972
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$343	$12,933	$(12,974)	$58,823	$5,426	$(27,147)	$19,067	$85,501	$—

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 27, 2016